Segment Information - Schedule of Revenue and Operating Results by Segments (Details) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		$ 312,709	$ 250,463
Depreciation and amortization		(3,897)	(4,399)
Segment income (loss) before tax		(60,642)	(3,688)
Auto Service [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		159,555	147,527
Depreciation and amortization		(1,429)	(2,248)
Segment income (loss) before tax		8,660	9,529
Auto EInsurance Service [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		119,108	78,842
Depreciation and amortization		(2,106)	(1,409)
Segment income (loss) before tax		(3,474)	(952)
Others [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers	[1]	34,046	24,094
Depreciation and amortization	[1]	(362)	(742)
Segment income (loss) before tax	[1]	$ (65,828)	$ (12,265)

[1]	Others represents revenue and expenses that are not allocated to reportable segments and corporate related items.